Stockholders' Equity - Summary of Warrant to Issue Non Voting Common Shares (Details) - Non-voting Common Stock [Member] - Starry, Inc [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrants outstanding	8,221,123
Warrants currently exercisable	6,632,108
Issued In September 2017
Expiration date	2027-09
Exercise price | $ / shares	$ 0.92
Warrants outstanding	92,039
Warrants currently exercisable	92,039
Issued In February 2019
Expiration date	2029-02
Exercise price | $ / shares	$ 0.01
Warrants outstanding	2,765,887
Warrants currently exercisable	2,765,887
Issued In December 2019
Expiration date	2029-12
Exercise price | $ / shares	$ 0.01
Warrants outstanding	3,244,510
Warrants currently exercisable	3,244,510
Issued In October 2021
Expiration date	2031-10
Exercise price | $ / shares	$ 0.05
Warrants outstanding	2,118,687
Warrants currently exercisable	529,672